FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Additional Information (Details) $ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2024 COP ($)	Jun. 30, 2023 COP ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in OCI related to exchange difference on conversion of debt securities	$ (452,000)	$ 1,303,197
Net foreign investment
Disclosure of detailed information about financial instruments [line items]
Designated capital as a hedged instrument			$ 1,124,613	$ 1,592,034
Equity securities and trust funds
Disclosure of detailed information about financial instruments [line items]
Equity securities and trust funds at fair value through OCI	18,496	7,491
Equity securities
Disclosure of detailed information about financial instruments [line items]
Impairment loss	0	14
Fair value through other comprehensive income | Equity securities
Disclosure of detailed information about financial instruments [line items]
Dividends received from equity investments at fair value through OCI	$ 12,623	$ 19,197